Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2022
Shareholders' equity
Schedule of activity in stock options
(1)

The weighted fair market value of the share price for

options exercised in 2022 was $
1.44

($
5.48

in 2021).
Weighted
Number of average
options exercise price
$
Balance – December 31, 2020 9,040,000 1.57
Granted 2,970,000 4.55
Exercised (1) (3,482,000) 0.32
Forfeited (125,000) 4.41
Balance, December 31, 2021 8,403,000 3.10
Granted 2,475,000 3.55
Exercised
(1)
(2,440,000) 0.58
Forfeited (242,500) 4.07
Balance, December 31, 2022 8,195,500 3.96

Schedule of assumptions used in measurement of fair value of stock options
Years ended December 31, 2022 2021
Number of options granted or recognized 2,475,000 650,000 2,970,000
Exercise price ($) 3.55 3.02 4.55
Fair value of each option under the Black-Scholes pricing

model
($) 2.37 2.02 2.99
Assumptions under the Black-Scholes model:
Fair value of the shares ($) 3.54 3.02 4.52
Risk-free interest rate (%) 2.43 3.38 1.11
Expected volatility (%) 83.17 83.15 83.00
Expected dividend yield
— — —
Expected life (number of months) 60 60 60

Schedule of outstanding options
(1)

At December 31, 2022, the weighted average exercise

price for options outstanding which are exercisable was

$
3.96 .
Number of Number of Number of
stock stock stock Exercise
options options options price
Dec 31, 2021 Granted Exercised Forfeitures Dec 31, 2022 vested (1) per option Expiry date
$
November 3, 2017 2,400,000 — (2,400,000) — — — 0.58 November 3, 2022
July 3, 2018 300,000 — — — 300,000 300,000 0.51 July 3, 2023
October 29, 2018 40,000 — (40,000) — — — 0.52 October 29, 2023
September 29, 2019 100,000 — — — 100,000 100,000 0.51 September 29, 2024
January 2, 2020 100,000 — — — 100,000 100,000 0.45 January 2, 2025
July 16, 2020 2,243,000 — — (42,500) 2,200,500 1,775,500 4.41 July 16, 2025
October 26, 2020 250,000 — — (200,000) 50,000 37,500 4.00 October 26, 2025
April 6, 2021 550,000 — — — 550,000 410,000 8.47 April 6, 2026
June 1, 2021 200,000 — — — 200,000 100,000 6.59 June 1, 2026
June 14, 2021 100,000 — — — 100,000 50,000 6.70 June 14, 2026
October 14, 2021 100,000 — — — 100,000 30,000 5.04 October 14, 2026
December 17, 2021 1,920,000 — — — 1,920,000 1,920,000 3.13 December 17, 2026
December 30, 2021 100,000 — — — 100,000 30,000 3.61 December 30, 2026
January 3, 2022 — 450,000 — — 450,000 450,000 3.36 January 3, 2027
April 5, 2022 — 400,000 — — 400,000 40,000 2.96 April 5, 2027
June 2, 2022 — 1,500,000 — — 1,500,000 375,000 3.88 June 2, 2027
July 13, 2022 — 125,000 — — 125,000 12,500 2.14 July 13, 2027
8,403,000 2,475,000 (2,440,000) (242,500) 8,195,500 5,730,500 3.96
Number of Number of Number of
stock stock stock Exercise
options options options price
Dec 31, 2020 Granted Exercised Forfeitures Dec 31, 2021 vested per option Expiry date
$
November 3, 2017 2,420,000 — (20,000) — 2,400,000 2,400,000 0.58 November 3, 2022
July 3, 2018 300,000 — — — 300,000 300,000 0.51 July 3, 2023
October 29, 2018 70,000 — (30,000) — 40,000 40,000 0.52 October 29, 2023
September 29, 2019 200,000 — (100,000) — 100,000 100,000 0.51 September 29, 2024
January 2, 2020 100,000 — — — 100,000 100,000 0.45 January 2, 2025
July 16, 2020 2,450,000 — (82,000) (125,000) 2,243,000 1,775,500 4.41 July 16, 2025
October 26, 2020 250,000 — — — 250,000 125,000 4.00 October 26, 2025
April 6, 2021 — 550,000 — — 550,000 320,000 8.47 April 6, 2026
June 1, 2021 — 200,000 — — 200,000 50,000 6.59 June 1, 2026
June 14, 2021 — 100,000 — — 100,000 25,000 6.70 June 14, 2026
October 14, 2021 — 100,000 — — 100,000 10,000 5.04 October 14, 2026
December 17, 2021 — 1,920,000 — — 1,920,000 1,920,000 3.13 December 17, 2026
December 30, 2021 — 100,000 — — 100,000 100,000 3.61 December 30, 2026
9,040,000 2,970,000 (3,482,000) (125,000) 8,403,000 7,265,500 3.10

Schedule of activity in warrants
Number of Number of
warrants warrants Exercise
Dec 31, Dec 31, price per
2021 Issued Exercised Expired 2022 warrant Expiry date
Issuance of units – October 19, 2022 — 1,014,600 — — 1,014,600 1.75 Oct 19, 2024
— 1,014,600 — — 1,014,600 1.75
Number of Number of
warrants warrants Exercise
Dec 31, Dec 31, price per
2020 Issued Exercised Expired 2021 warrant Expiry date
$
Issuance of units – September 28, 2018 3,448,276 — (3,448,276) — — 0.58 January 28, 2021
Issuance of units – October 19, 2018 100,000 — (100,000) — — 0.58 February 13, 2021
Issuance of units – May 15, 2019 1,355,500 — (1,355,500) — — 0.85 May 15, 2021
Issuance of units – May 28, 2019 750,000 — (750,000) — — 0.85 May 24, 2021
Issuance of units – June 19, 2019 500,000 — (500,000) — — 0.85 June 19, 2021
Issuance of units – October 25, 2019 225,000 — (225,000) — — 0.75 October 25, 2021
Issuance of units – November 10, 2020 1,677,275 — (1,672,000) (5,275) — 4.5 November 10, 2022
Issuance of warrants – November 10, 2020 — — (95,707) — — 4.5 November 10, 2022
8,056,051 — (8,146,483) (5,275) —